CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Net income / (loss)	€ 308	€ 262	€ (17)
Adjustments
Depreciation and amortization	287	267	259
Impairment of assets	0	0	43
Pension and other post-employment benefits service costs	(22)	64	34
Finance costs - net	131	167	159
Income tax (benefit) / expense	(105)	55	(17)
Unrealized losses / (gains) on derivatives - net and from remeasurement of monetary assets and liabilities - net	47	(36)	(18)
Losses on disposal	4	3	4
Other - net	17	11	19
Change in working capital
Inventories	(241)	(435)	63
Trade receivables	155	(227)	36
Trade payables	41	396	(38)
Other	13	5	(10)
Change in provisions	(10)	(7)	1
Pension and other post-employment benefits paid	(44)	(43)	(53)
Interest paid	(113)	(128)	(140)
Income tax (paid) / refunded	(17)	3	9
Net cash flows from operating activities	451	357	334
Purchases of property, plant and equipment	(273)	(232)	(182)
Property, plant and equipment grants received	4	10	5
Proceeds from disposals, net of cash	0	1	1
Other investing activities	(1)	0	0
Net cash flows used in investing activities	(270)	(221)	(176)
Proceeds from issuance of long-term borrowings	0	712	472
Repayments of long-term borrowings	(192)	(1,052)	(209)
Net change in revolving credit facilities and short-term borrowings	72	(5)	(110)
Lease repayments	(37)	(32)	(35)
Payment of financing costs and redemption fees	(1)	(30)	(9)
Transactions with non-controlling interests	(2)	(2)	0
Other financing activities	(3)	(26)	(8)
Net cash flows (used in) / from financing activities	(163)	(435)	101
Net increase / (decrease) in cash and cash equivalents	18	(299)	259
Cash and cash equivalents - beginning of period	147	439	184
Reclassification as assets of disposal group classified as held for sale	(1)	0	0
Effect of exchange rate changes on cash and cash equivalents	2	7	(4)
Cash and cash equivalents - end of year	€ 166	€ 147	€ 439